Significant Concentrations (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer A and its affiliates [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	22.40%	20.10%	18.10%
Customer A and its affiliates [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	29.20%	22.80%
Customer B and its affiliates [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	15.20%	21.10%	19.60%
Customer B and its affiliates [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	19.30%	22.20%